Loss Per Share - Schedule of Loss per Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic loss per share (in dollars per share)	$ (0.22)	$ (0.83)	$ (0.43)	$ (1.62)
Diluted loss per share (in dollars per share)	$ (0.22)	$ (0.83)	$ (0.43)	$ (1.62)
Issued ordinary shares at the end of the period (in shares)	274,436,351	158,431,911	274,436,351	158,431,911	220,318,704
Weighted-average shares outstanding, basic (in shares)	274,436,351	131,612,941	266,363,553	121,215,646
Weighted-average shares outstanding, diluted (in shares)	274,436,351	131,612,941	266,363,553	121,215,646